COMMITMENTS - Commitments – Payments due by Period (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 99.6	$ 120.3
Capital expenditure obligations	426.2	400.6
Lease obligations	80.3	72.4
Contractual Obligation	606.1	$ 593.3
2022
Disclosure Of Commitments [Line Items]
Purchase obligations	83.7
Capital expenditure obligations	348.9
Lease obligations	26.3
Contractual Obligation	458.9
Later than one year and not later than three years
Disclosure Of Commitments [Line Items]
Purchase obligations	4.3
Capital expenditure obligations	76.9
Lease obligations	36.5
Contractual Obligation	117.7
Later than three years and not later than five years
Disclosure Of Commitments [Line Items]
Purchase obligations	5.3
Capital expenditure obligations	0.4
Lease obligations	9.7
Contractual Obligation	15.4
2027 onwards
Disclosure Of Commitments [Line Items]
Purchase obligations	6.3
Capital expenditure obligations	0.0
Lease obligations	7.8
Contractual Obligation	$ 14.1